April ___, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:

JF China Region Fund, Inc.

File No. 811-06686

Ladies and Gentlemen:

On behalf of JF China Region Fund, Inc. (the “Fund”), I hereby transmit for filing pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934 the following preliminary proxy materials:

1.

Chairman’s Letter;

2.

Notice of Annual Meeting of Stockholders;

3.

Proxy Statement; and

4.

Form of Proxy Card.

These preliminary proxy materials relate to the annual meeting of stockholders of the Fund to be held on May 12, 2011, at which stockholders will be asked to: (1) elect one director of the Fund, and; (2) consider and amendment to the Fund’s Investment Policies. The Fund plans to mail the Chairman’s letter, notice, proxy statement and proxy card to stockholders on or about April ___, 2011. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

Please contact me at (617) 366-0668 with any questions or comments.

Very truly yours,

/s/Charles J. Daly

Charles J. Daly

Vice President and Senior Regulatory Administration Advisor

Enclosures

cc:

Chris Legg